Eventide Gilead Fund

Eventide Healthcare & Life Sciences Fund

Eventide Multi-Asset Income Fund

each a series of

Mutual Fund Series Trust

Incorporated herein by reference is the definitive version of the prospectus for Eventide Gilead Fund, Eventide Healthcare & Life Sciences Fund and Eventide Multi-Asset Income Fund filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on November 4, 2015 (SEC Accession No. 0001580642-15-005004).